LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                        LOOMIS SAYLES MID CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                     LOOMIS SAYLES SMALL COMPANY GROWTH FUND

SUPPLEMENT DATED JANUARY 6, 2005 TO LOOMIS SAYLES RETAIL EQUITY FUNDS PROSPECTUS AND LOOMIS SAYLES INSTITUTIONAL FUNDS PROSPECTUS, EACH DATED FEBRUARY 1, 2004


The "Portfolio Managers" sections of the Loomis Sayles Retail Equity Funds and Loomis Sayles Institutional Funds prospectuses, respectively, are amended and restated in their entirety as follows with regard to the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund:

LOOMIS SAYLES AGGRESSIVE GROWTH FUND Philip C. Fine, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 1999. Mr. Fine joined Loomis Sayles in 1996.

LOOMIS SAYLES SMALL CAP GROWTH FUND Mark F. Burns, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since January 2005. Mr. Burns joined Loomis Sayles in 1999.

LOOMIS SAYLES MID CAP GROWTH FUND Philip C. Fine, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since its inception in 2001. Mr. Fine joined Loomis Sayles in 1996.

LOOMIS SAYLES SMALL COMPANY GROWTH FUND Mark F. Burns, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since January 2005. Mr. Burns joined Loomis Sayles in 1999.


                                                                   M-LSSP18-0105